CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CIK 0001839990 Artemis Strategic Investment Corp [Member]
Summary of reconciliation of common stock subject to possible redemption

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(11,247,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	21,088,357
Class A common stock subject to possible redemption	$205,275,000

Gross proceeds from Initial Public Offering	$201,250,000
Less:
Fair Value of Public Warrants at Issuance	(5,816,125)
Offering Costs allocated to Class A common stock subject to possible redemption	(10,897,232)
Plus:
Accretion of Class A common stock subject to possible redemption amount	20,738,357
Class A common stock subject to possible redemption	$205,275,000